4. Loans Payable (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Operating expense paid in behalf of the company			$ 46,618	$ 20,627
Proceeds from convertible debt			0	330,000
Repayment of convertible note	$ 0	$ 240,000	240,000	0
Loss on extinguishment of debt			(91,593)	34,874
Convertible Note [Member]
Proceeds from convertible debt				240,000
Debt discount			0	$ 240,000
Interest expense			172,655
Repayment of convertible note			240,000
Repayment of interest			$ 18,000
Debt converted, shares issued			27,768
Loss on extinguishment of debt			$ (91,593)
Chief Executive Officer [Member]
Operating expense paid in behalf of the company			46,618
Repayment of operating expenses			$ 39,161
Interest rate			0.00%